COMMITMENTS AND CONTINGENCIES (Details)		12 Months Ended
	Feb. 04, 2021 $ / shares shares	Dec. 31, 2022 USD ($) item
Other Commitments [Line Items]
Price per share (in dollars per share) | $ / shares	$ 10.00
Number of maximum demands | item		3
Fee arrangement with certain service providers
Other Commitments [Line Items]
Contingent fees | $		$ 13,200,000
Fee arrangement with capital markets advisors
Other Commitments [Line Items]
Incentive fees to be incurred | $		2,250,000
Threshold sum raised in private placements plus funds raised in financing transaction plus funds held in trust account | $		$ 500,000,000
Fee arrangement with placement agents | Minimum
Other Commitments [Line Items]
Percentage of placement fee		2.25%
Fee arrangement with placement agents | Maximum
Other Commitments [Line Items]
Percentage of placement fee		4.50%
Over-Allotment Option
Other Commitments [Line Items]
Number of shares issuable in transaction | shares	13,050,000
Number of shares issued (in shares) | shares	13,000,000
Underwriter discount per share (in dollars per share) | $ / shares	$ 0.20
Deferred underwriting commission (in dollars per share) | $ / shares	$ 0.35
Underwriters granted option		45 days
Number of units no longer available to be exercised | shares	50,000